UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Eric Lansky
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
December 31, 2009 (Unaudited)		Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 89.8%
Aerospace & Defense - 22.9%
General Dynamics Corp.	30,000	$2,045,100
Hexcel Corp. (a)	90,000	1,168,200
Lockheed Martin Corp. (1)	72,500	5,462,875
Northrop Grumman Corp.	60,000	3,351,000
Spirit AeroSystems Holdings Inc. - Class A (a)	90,000	1,787,400
Raytheon Co.	70,000	3,606,400
		17,420,975
Alcoholic Beverages - 20.8%
Anheuser-Busch InBev NV (b)	35,000	1,826,089
Carlsberg A/S (b)	50,000	3,698,816
Diageo plc, - ADR (b)	57,500	3,991,075
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	28,000	1,340,640
Pernod Ricard SA (b)	12,750	1,095,019
SABMiller plc (b)	132,500	3,907,886
		15,859,525
Casinos, Gambling & Lotteries - 7.1%
Bally Technologies Inc. (a)	32,000	1,321,280
Galaxy Entertainment Group Ltd. (a)(b)	1,800,000	745,222
Melco Crown Entertainment Ltd. - ADR (a)(b)	205,000	690,850
Wynn Macau Ltd. (a)(b)	725,000	892,995
Wynn Resorts, Ltd. (a)	30,000	1,746,900
		5,397,247

Tobacco - 39.0%
Altria Group, Inc.	205,000	4,024,150
British American Tobacco PLC - ADR (b)	75,000	4,849,500
Imperial Tobacco Group Plc - ADR (b)	30,000	949,735
Lorillard, Inc. (1)	100,000	8,023,000
Philip Morris International Inc.	245,000	11,806,550
		29,652,935

TOTAL COMMON STOCKS (Cost $60,291,151)		68,330,682

SHORT TERM INVESTMENTS - 10.0%	Principal
Investment Companies - 10.0% (2)	Amount
Aim Liquid Assets, 0.18%	2,500,000	2,500,000
Aim STIT-STIC Prime Portfolio Money Market, 0.11%	104,934	104,934
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03%	2,500,000	2,500,000
Fidelity Money Market Portfolio - Select Class, 0.20%	2,500,000	2,500,000
TOTAL SHORT TERM INVESTMENTS (Cost $7,604,935)		7,604,934

Total Investments (Cost $67,896,086) - 99.8%		75,935,616
Other Assets in Excess of Liabilities - 0.2%		149,109
TOTAL NET ASSETS - 100.0%		$76,084,725

(1) A portion of the investment is held by the broker as collateral for short sales activity. As of December 31, 2009, the segregated market value of collateral is $11,790,500.
(2) These Securities have fluctuating yields. The yields listed is the 1-day yield as of December 31, 2009.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of investments	$ 67,896,086
Proceeds from short sales	1,394,079
Gross unrealized appreciation	14,094,671
Gross unrealized depreciation	(6,399,987)
Net unrealized appreciation	$ 7,694,684

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Securities Sold Short
December 31, 2009 (Unaudited)

COMMON STOCKS - 2.3%	Shares	Value
Aerospace & Defense - 1.1%
The Boeing Co.	15,000	$811,950

Tobacco - 1.2%
Reynolds American Inc.	17,500	926,975
Total Securities Sold Short (Proceeds $1,394,079)		$1,738,925

Summary of Fair Value Exposure at December 31, 2009
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	68,330,682	-	-	68,330,682
Securities Sold Short	(1,738,925)	-	-	(1,738,925)
Short Term investments	7,604,934	-	-	7,604,934
Other Financial Instruments*	-	-	-	-
Total**	74,196,691	-	-	74,196,691

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Generation Wave Growth Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.7%
Administrative and Support and Waste Management and Remediation Services - 3.2%
Business Support Services - 3.2%
Portfolio Recovery Associates Inc. (a)	15,000	$673,200
	Total Administrative and Support and Waste Management and Remediation Services (Cost $685,313)	673,200

Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
True Religion Apparel, Inc. (a)	20,000	369,800
Total Consumer Discretionary (Cost $511,430)		369,800

Finance and Insurance - 15.8%
Activities Related to Credit Intermediation - 3.3%
Encore Capital Group, Inc. (a)	40,000	696,000

Depository Credit Intermediation - 4.5%
Bank of America Corp.	30,000	451,800
Citigroup Inc. (a)	150,000	496,500
		948,300
Insurance Carriers - 2.9%
ING Groep N.V. - ADR (a)(b)	50,000	490,500
MBIA Inc. (a)	30,000	119,400
		609,900
Nondepository Credit Intermediation - 1.4%
Ocwen Financial Corp. (a)	30,000	287,100

Securities and Commodity Contracts Intermediation and Brokerage - 3.7%
Nomura Holdings, Inc. - ADR (b)	105,000	777,000
Total Finance and Insurance (Cost $3,221,830)		3,318,300

Health Care and Social Assistance - 3.9%
General Medical and Surgical Hospitals - 3.9%
Tenet Healthcare Corp. (a)	150,000	808,500
Total Health Care and Social Assistance (Cost $780,106)		808,500

Information - 6.7%
Other Information Services - 6.7%
Google, Inc. - Class A (a)	1,350	836,973
NetEase.com - ADR (a)(b)	15,000	564,150
Total Information (Cost $1,284,950)		1,401,123

Manufacturing - 35.0%
Medical Equipment and Supplies Manufacturing - 1.7%
ICU Medical, Inc. (a)	10,000	364,400

Other Electrical Equipment and Component Manufacturing - 3.8%
Ener1, Inc. (a)	125,000	792,500

Pharmaceutical and Medicine Manufacturing - 26.0%
Bristol-Myers Squibb Co.	38,000	959,500
Eli Lilly and Co.	24,500	874,895
Mylan Laboratories (a)	57,000	1,050,510
Pfizer Inc.	49,850	906,771
Vertex Pharmaceuticals, Inc. (a)	18,000	771,300
Warner Chilcott PLC (a)(b)	30,000	854,100
		5,417,076
Semiconductor and Other Electronic Component Manufacturing - 3.5%
PMC-Sierra, Inc. (a)	85,000	736,100
Total Manufacturing (Cost $7,178,407)		7,310,076

Professional, Scientific and Technical Services - 1.5%
Scientific Research and Development Services - 1.5%
OSI Pharmaceuticals, Inc. (a)	10,000	310,300
Total Professional, Scientific and Technical Services (Cost $451,326)		310,300

Retail Trade - 6.8%
Electronic Shopping and Mail-Order Houses - 4.8%
Amazon Com, Inc. (a)	7,500	1,008,900

Health and Personal Care Stores - 2.0%
Medco Health Solutions, Inc. (a)	6,500	415,415
Total Retail Trade (Cost $979,692)		1,424,315

TOTAL COMMON STOCKS (Cost $15,093,054)		15,615,614

Domestic Bond Funds - 10.2%
Dreyfus High Yield Strategies Fund	150,000	562,500
DWS High Income Trust	62,500	529,375
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,039,000
Total Domestic Bond Funds (Cost $1,902,789)		2,130,875

International Index Funds - 5.1%
Wisdomtree Japan SmallCap Dividend Fund	28,000	1,073,520
Total International Index Funds (Cost $1,323,805)		1,073,520

Sector Funds - 9.2%
Energy - 2.8%
Oil Services HOLDRS Trust	5,000	595,000

Mining - 6.4%
iShares Silver Trust (a)	30,000	497,100
Market Vectors - Gold Miners ETF	18,000	831,780
		1,328,880
Total Sector Funds (Cost $1,785,473)		1,923,880

SHORT TERM INVESTMENTS - 0.9%	Principal
Investment Companies - 0.9% (1)	Amount
Fidelity Money Market Portfolio - Select Class, .20%	195,718	195,718
TOTAL SHORT TERM INVESTMENTS (Cost $195,718)		195,718

Total Investments (Cost $20,300,839) - 100.1%		20,939,607
Liabilities in Excess of Other Assets - (0.1)%		(24,797)
TOTAL NET ASSETS - 100.0%		$20,914,810

(1) This Security has a fluctuating yield. The yield listed is the 1-day yield as of December 31, 2009.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of investments	$ 20,300,839
Gross unrealized appreciation	2,036,169
Gross unrealized depreciation	(1,397,401)
Net unrealized depreciation	$ 638,768

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	15,615,614	-	-	15,615,614
Domestic Bonds	2,130,875	-	-	2,130,875
International Index Funds	1,073,520	-	-	1,073,520
Sector Funds	1,923,880	-	-	1,923,880
Short Term investments	195,718	-	-	195,718
Other Financial Instruments*	-	-	-	-
Total**	20,939,607	-	-	20,939,607

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that ended June 30, 2009 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By /s/ Eric Lansky
            Eric Lansky, President and Treasurer

Date  2-23-10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

USA MUTUALS

By  /s/ Eric Lansky
             Eric Lansky, President and Treasurer

Date  2-23-10